Financial Instruments - Additional Information (Detail) - Toledo Spirit time-charter derivative [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 34,093	$ 27,554
Discount rate over remaining duration of contract	7.50%	7.40%